Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Operating Leases
The Company's operating leases, as lessee, are primarily ground leases assumed through its real estate acquisitions and leases for its corporate offices. Equipment leases are generally short term leases of less than 12 months or constitute immaterial lease payments.
At March 31, 2019, the weighted average remaining lease terms were 25.7 years for ground leases and 8.0 years for office leases.
For the three months ended March 31, 2018, lease expense from continuing operations, including variable lease expense, was $2.0 million for ground leases and $2.6 million for office leases. The following table summarizes lease expense from continuing operations for ground leases, included in property operating expense, and office leases, included in administrative expense, for the three months ended March 31, 2019.

	Three Months Ended March 31, 2019
(In thousands)	Ground Leases	Office Leases
Operating lease expense:
Fixed lease expense	$1,935	$2,147
Variable lease expense	573	367
	$2,508	$2,514

Operating Lease Commitments
The operating lease liability was determined using a weighted average discount rate of 5.5%. At March 31, 2019, the Company's future operating lease commitments for ground leases on real estate held for investment and for corporate office leases related to continued operations were as follows.

(In thousands)
Year Ending December 31,	Ground Leases	Office Leases	Total
Remaining 2019	$3,861	$6,772	$10,633
2020	5,217	8,605	13,822
2021	5,386	8,202	13,588
2022	5,776	7,176	12,952
2023	5,720	6,611	12,331
2024 and thereafter	87,151	28,144	115,295
Total lease payments	113,111	65,510	178,621
Present value discount			(62,943)
Operating lease liability (Note 8)			$115,678

At December 31, 2018, the Company's future minimum operating lease commitments for ground leases on real estate held for investment and for corporate office leases from continuing operations were as follows:

(In thousands)
Year Ending December 31,	Ground Leases	Office Leases	Total
2019	$5,149	$8,980	$14,129
2020	5,217	8,598	13,815
2021	5,386	8,200	13,586
2022	5,776	7,176	12,952
2023	5,720	6,610	12,330
2024 and thereafter	87,150	28,144	115,294
Total lease payments	$114,398	$67,708	$182,106

Contingent Consideration
In connection with a consensual foreclosure of the THL Hotel Portfolio, contingent consideration is payable to a preferred equity holder of the borrower in an amount up to $13.0 million (see Note 11).
Litigation and Claims
The Company may be involved in litigation and claims in the ordinary course of business. As of March 31, 2019, the Company was not involved in any legal proceedings that are expected to have a material adverse effect on the Company’s results of operations, financial position or liquidity.
Commitments and Contingencies
Lease Commitments
Office Leases—The Company leases office space under noncancelable operating leases. The lease agreements require minimum rent payments and reimbursement of operating expenses incurred by the landlord, subject to escalation clauses. Rent expense on office leases, included in administrative expenses from continuing operations, was $10.1 million, $13.3 million and $5.2 million for the years ended December 31, 2018, 2017 and 2016, respectively. Future contractual minimum rental payments for office leases at December 31, 2018, excluding $3.6 million that is part of discontinued operations, are as follows:

Year Ending December 31,	(In thousands)
2019	$8,980
2020	8,598
2021	8,200
2022	7,176
2023	6,610
2024 and thereafter	28,144
Total	$67,708

Contingent Consideration
In connection with a consensual foreclosure of the THL Hotel Portfolio, contingent consideration is payable to a preferred equity holder of the borrower in an amount up to $13.0 million, as discussed in Notes 3 and 14.
Litigation and Claims
The Company may be involved in litigation and claims in the ordinary course of business. As of December 31, 2018, the Company was not involved in any legal proceedings that are expected to have a material adverse effect on the Company’s results of operations, financial position or liquidity.